NEW COVENANT FUNDS
Supplement dated December 17, 2010 to the
Prospectus dated October 28, 2010

•
Brockhouse & Cooper International, Inc. was recently approved by the Board of Trustees of the New Covenant Funds, to serve as a sub-adviser for the New Covenant Growth Fund.  Wellington Management Company, LLP (“Wellington”) will no longer serve as a sub-adviser for the New Covenant Growth Fund; therefore, all references to Wellington in the Prospectus are deleted.

•	Effective December 21, 2010, the second paragraph in the section entitled “Principal Investment Strategies” on page 4 of the Prospectus is deleted and replaced as follows:

The GROWTH FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  The GROWTH FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility Through Investment Committee Guidelines.  The GROWTH FUND also does not invest in certain other companies that have derived 25% or more of the company’s revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

•	Effective December 21, 2010, the second paragraph in the section entitled “Principal Investment Strategies” on page 9 of the Prospectus is deleted and replaced as follows:

The INCOME FUND makes investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  The INCOME FUND does not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility Through Investment Committee Guidelines.  The INCOME FUND also does not invest in certain other companies that have derived 25% or more of the company’s revenues from alcohol, gambling and tobacco, and does not invest in certain companies in the weapons industry.

•	Effective December 21, 2010, the eighth paragraph that begins on page 15 of the Prospectus is deleted and replaced as follows:

The GROWTH FUND and the INCOME FUND, in which the BALANCED GROWTH FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  The GROWTH FUND and the INCOME FUND do not invest in those companies involved in the military and tobacco industries that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility Through Investment Committee Guidelines.  The GROWTH FUND and the INCOME FUND also do not invest in certain other companies that have derived 25% or more of the company’s revenues from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry.

•	Effective December 21, 2010, the eighth paragraph that begins on page 21 of the Prospectus is deleted and replaced as follows:

The GROWTH FUND and the INCOME FUND, in which the BALANCED INCOME FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.).  The GROWTH FUND and the INCOME FUND do not invest in those companies that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission Responsibility Through Investment Committee Guidelines.  The GROWTH FUND and the INCOME FUND also do not invest in certain other companies that have derived 25% or more of the company’s revenue from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry.

Please retain this Supplement with your Prospectus for future reference.

NEW COVENANT FUNDS

Supplement dated December 17, 2010 to the
Statement of Additional Information (“SAI”)
dated October 28, 2010

•
Brockhouse & Cooper International, Inc. was recently approved by the Board of Trustees of the New Covenant Funds, to serve as a sub-adviser for the New Covenant Growth Fund.  Wellington Management Company, LLP (“Wellington”) will no longer serve as a sub-adviser for the New Covenant Growth Fund; therefore, all references to Wellington in the SAI are deleted.

•	Effective December 21, 2010, the first paragraph of the section entitled, “DESCRIPTION OF INVESTMENTS AND RISKS” on page 1 of the SAI is deleted and replaced with the following:

In addition to its objective and strategies, each of the Funds has the common objective of making investments consistent with social-witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.).  These principles may evolve over time and currently include, among others, certain limitations on investments in some corporations due to their involvement in military-related production, tobacco, and human rights violations.  The Funds may choose to sell otherwise profitable investments in companies which have been identified as being in conflict with the established social-witness principles of the Presbyterian Church (U.S.A.).  Beyond these principles, each Fund pursues different investment objectives and strategies.  For purposes of determining which securities are eligible for investment by the Funds and those which are not eligible for investment, One Compass Advisors (the “Adviser”) procures a list which identifies those specific companies which may not be purchased by the Funds.  This list, which is updated annually, contains those companies involved in military-related production, tobacco, or human rights violations that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) and brought forth by the Mission Responsibility through Investment Committee Guidelines (the “MRTI Guidelines”).  In addition to these companies which are prohibited for investment by the Funds pursuant to the MRTI Guidelines, the Funds also do not invest in certain other companies that have derived 25% or more of the company’s revenues from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry.  The Adviser consults closely with each of the sub-advisers regarding their reliance on the list in connection with their acquisition of portfolio securities for the Funds.

Please retain this Supplement with your SAI for future reference.